Document and Entity Information	Nov. 03, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K of Xenon Pharmaceuticals Inc. (the “Company”), filed with the U.S. Securities Exchange Commission on November 5, 2020 (the “Form 8-K”), relates to the appointment of Patrick Machado to the Company’s Board of Directors (the “Board”). At the time of his appointment to the Board, no determination had been made regarding the committees of the Board on which Mr. Machado would serve. This Amendment is being filed to report Mr. Machado’s committee appointment. No other disclosure in the Form 8-K is amended by this Amendment.
Document Period End Date	Nov. 03, 2020
Entity Registrant Name	XENON PHARMACEUTICALS INC.
Entity Central Index Key	0001582313
Entity Emerging Growth Company	false
Entity File Number	001-36687
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0661854
Entity Address, Address Line One	200-3650 Gilmore Way
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5G 4W8
City Area Code	604
Local Phone Number	484-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	XENE
Security Exchange Name	NASDAQ